SHARE-BASED COMPENSATION PLANS (Tables)	9 Months Ended
Sep. 30, 2018
SHARE-BASED COMPENSATION PLANS [Abstract]
Summary of Company's Restricted Stock Awards
The tables below summarize the Company’s stock awards as of September 30, 2018:

	Restricted shares – Employees	Weighted-average grant-date fair value - Employees
Non-vested at January 1, 2018	138,665	$13.55
Granted during the year	-	-
Vested during the year	(26,500)	$9.84
Forfeited during the year	-	-
Non-vested at September 30, 2018	112,165	$14.43